Share-Based Compensation And Other Related Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options
The following table summarizes changes in stock options for the years ended December 31:

	Stock Options
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2017	936,123	$16.56
Granted	149,163	$17.53
Exercised	(125,762)	$11.14
Expired	(211,614)	$24.90
Forfeited	(49,523)	$19.49
As at December 31, 2018	698,387	$15.00
Granted	22,788	26.54
Granted pursuant to the Tahoe Acquisition (Note 8)	835,874	$48.47
Exercised	(244,299)	$15.10
Expired	(141,604)	58.45
Forfeited	(27,798)	$34.00
As at December 31, 2019	1,143,348	$33.84

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Company's stock options outstanding at December 31, 2019:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2019	Weighted Average Remaining Contractual Life (months)	Weighted Average Exercise Price CAD$	Number Exercisable as at December 31, 2019	Weighted Average Exercise Price CAD$
$9.76 - $23.61	476,368	47.33	$14.96	401,790	$14.48
$23.62 - $35.21	150,614	14.30	$27.72	127,826	$27.94
$35.22 - $46.53	179,488	4.34	$41.72	179,488	$41.72
$46.54 - $54.15	189,106	2.05	$51.60	189,106	$51.60
$54.16 - $97.26	147,772	2.34	$68.63	147,772	$68.63
	1,143,348	22.93	$33.84	1,045,982	$35.16

Disclosure of assumptions used in determining fair value of options granted
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

	2019	2018
Expected life	4.0	4.0
Expected volatility	37.1%	43.8%
Expected dividend yield	1.0%	2.1%
Risk-free interest rate	2.0%	2.5%
Weighted average exercise price (CAD$)	$26.54	$17.53
Weighted average fair value (CAD$)	$8.34	$5.90

Disclosure of dividends
The Company declared the following dividends for the years ended December 31, 2019 and 2018:

Declaration Date	Record date	Dividend per common share
February 19, 2020 (1)	March 2, 2020	$0.0500
November 6, 2019	November 18, 2019	$0.0350
August 7, 2019	August 19, 2019	$0.0350
May 8, 2019	May 21, 2019	$0.0350
February 20, 2019	March 4, 2019	$0.0350
November 6, 2018	November 19, 2018	$0.0350
August 8, 2018	August 20, 2018	$0.0350
May 9, 2018	May 22, 2018	$0.0350
February 20, 2018	March 5, 2018	$0.0350

(1)	These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.

Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
At December 31, 2019, the following PSUs were outstanding:

PSU	Number Outstanding	Fair Value
As at December 31, 2017	166,344	$2,611
Granted	117,328	1,532
Paid out	(73,263)	(1,528)
Forfeited	—	—
Change in value	—	476
As at December 31, 2018	210,409	$3,091
Granted	75,311	1,784
Paid out	(38,119)	(903)
Forfeited	—	—
Change in value	—	1,924
As at December 31, 2019	247,601	$5,896

Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
At December 31, 2019, the following RSUs were outstanding:

RSU	Number Outstanding	Fair Value
As at December 31, 2017	262,013	$4,098
Granted	244,961	3,207
Paid out	(156,715)	(2,181)
Forfeited	(21,436)	(313)
Change in value	—	(1,187)
As at December 31, 2018	328,823	$3,624
Granted	146,594	3,891
Paid out	(157,584)	(3,140)
Forfeited	(18,617)	(441)
Change in value	—	3,173
As at December 31, 2019	299,216	$7,107